Pay vs Performance Disclosure		12 Months Ended									60 Months Ended
		Dec. 31, 2025 USD ($) $ / shares		Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the total compensation for our NEOs for the past five fiscal years, the “compensation actually paid” to our PEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of the Aerospace & Defense Select Industry Index over the same period, our Net Income, and our financial performance measure for compensatory purposes, Adjusted Earnings per Share.

					Value of Initial $100 Investment Based On:			Company- Selected Measure
Fiscal Year (a)	Summary Compensation Table (SCT) Total for PEO (b)	Compensation Actually Paid to PEO (CAP) (c)	Average Summary Compensation Table (SCT) Total for Non- PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (CAP) (e)	Company Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (in thousands, $) (h)	Earnings Per Share ($) (i)
2025	$14,135,280	$26,742,452	$3,089,717	$5,563,184	$483.25	$220.22	$484,228	$13.23
2024	$11,585,909	$22,312,596	$2,926,279	$5,887,828	$310.45	$150.03	$404,978	$10.90
2023	$8,562,311	$13,007,261	$2,534,244	$3,872,036	$194.36	$121.41	$354,509	$9.38
2022	$4,462,698	$7,890,517	$4,654,705	$6,383,850	$145.07	$97.85	$294,348	$8.13
2021	$4,491,811	$4,925,333	$2,753,543	$3,265,294	$119.86	$102.72	$267,159	$7.23
(a)	The Pay Versus Performance table reflects required disclosures for fiscal years 2025, 2024, 2023, 2022, and 2021.

(b)	For fiscal years 2025, 2024, 2023, 2022 and 2021, Lynn M. Bamford was the Principle Executive Officer (PEO) for the Company

(c)	The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of her/his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards (i)		Deductions from SCT Total for Pension Benefits (ii)		Additions to SCT Total for Equity Awards (iii)	Additions to SCT Total for Pension Service Costs (iv)	CAP
2025	$14,135,280	-$	4,004,000	-$	3,851,762	$19,792,495	$670,439	$26,742,452
2024	$11,585,909	-$	3,491,250	-$	2,526,668	$16,347,723	$396,882	$22,312,596
2023	$8,562,311	-$	3,010,000	-$	864,041	$7,958,761	$360,230	$13,007,261
2022	$4,462,698	-$	2,441,259	-$	110,837	$5,568,041	$411,874	$7,890,517
2021	$4,491,811	-$	1,636,250	-$	639,485	$2,416,502	$292,755	$4,925,333
(i)	Represents the grant date fair value of equity-based awards granted each year.

(ii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
(iii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(iv)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)
2025	$9,602,554	$10,604,823	-$	414,883	$19,792,495
2024	$7,567,507	$8,570,790		$209,427	$16,347,723
2023	$4,492,413	$3,454,852		$11,496	$7,958,761
2022	$3,680,802	$1,876,150		$11,088	$5,568,041
2021	$2,283,203	$134,440	-$	1,141	$2,416,502
(i)	The amounts include both Performance Share Units and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

(d)	Each of the five fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. For fiscal year 2025, non-PEO Named Executive Officers were: K. Christopher Farkas, Kevin M. Rayment, George McDonald, and John C. Watts. For fiscal year 2024 and 2023, non-PEO Named Executive Officers were: K. Christopher Farkas, Kevin M. Rayment, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2022, non-PEO Named Executive Officers were: David C. Adams, K. Christopher Farkas, Kevin M. Rayment, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2021, non-PEO Named Executive Officers were: David C. Adams, K. Christopher Farkas, Kevin M. Rayment, and Paul J. Ferdenzi.

(e)	The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total (i)	Deductions from SCT Total for Equity Awards (ii)		Deductions from SCT Total for Pension Benefits (iii)		Additions to SCT Total for Equity Awards (iv)	Additions to SCT Total for Pension Service Costs (v)	CAP
2025	$3,089,717	-$	678,078	-$	540,364	$3,572,027	$119,882	$5,563,184
2024	$2,926,279	-$	688,349	-$	382,521	$3,927,269	$105,150	$5,887,828
2023	$2,534,244	-$	664,125	-$	180,323	$2,083,304	$98,936	$3,872,036
2022	$4,654,705	-$	485,155	-$	131,443	$2,106,528	$239,215	$6,383,850
2021	$2,753,543	-$	1,086,255	-$	57,090	$1,381,658	$273,438	$3,265,294
(i)	The amount in 2022 is inflated due to the lump sum distribution from the Curtiss-Wright Corporation Retirement Benefits Restoration Plan for the prior PEO Mr. Adams.

(ii)	Represents the grant date fair value of equity-based awards granted each year.

(iii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iv)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(v)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

Average Non-PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)
2025	$1,625,982		$2,028,376	-$	82,332	$3,572,027
2024	$1,491,890		$2,374,817		$60,562	$3,927,269
2023	$991,219		$1,084,299		$7,786	$2,083,304
2022	$731,409		$1,360,288		$14,832	$2,106,529
2021	$1,431,205	-$	47,701	-$	1,846	$1,381,658
(i)	The amounts include both Performance Share Units and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

(f)	The amount represents the value of an initial fixed $100 Investment in Curtiss-Wright stock on December 31, 2020 assuming reinvestment of all dividends.

(g)	Peer group companies are the Aerospace & Defense Select Industry Index. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2020 assuming reinvestment of all dividends.

(h)	Reflects net income in the Company’s Consolidated Statement of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

(i)	Adjusted Earnings per Share, a non-GAAP measure, is calculated as net earnings from continuing operations as adjusted for the items (which is agreed by the Executive Compensation Committee) described in the Company’s fourth quarter 2025, 2024, 2023, 2022, and 2021 earning releases, respectively, furnished to the SEC on February 12, 2026, February 12, 2025, February 15, 2024, February 22, 2023, and February 24, 2022, respectively, divided by the number of weighted average diluted shares outstanding.

Named Executive Officers, Footnote		Each of the five fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. For fiscal year 2025, non-PEO Named Executive Officers were: K. Christopher Farkas, Kevin M. Rayment, George McDonald, and John C. Watts. For fiscal year 2024 and 2023, non-PEO Named Executive Officers were: K. Christopher Farkas, Kevin M. Rayment, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2022, non-PEO Named Executive Officers were: David C. Adams, K. Christopher Farkas, Kevin M. Rayment, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2021, non-PEO Named Executive Officers were: David C. Adams, K. Christopher Farkas, Kevin M. Rayment, and Paul J. Ferdenzi.
Peer Group Issuers, Footnote		Peer group companies are the Aerospace & Defense Select Industry Index. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2020 assuming reinvestment of all dividends.
PEO Total Compensation Amount	[1],[2]	$ 14,135,280		$ 11,585,909		$ 8,562,311		$ 4,462,698	$ 4,491,811
PEO Actually Paid Compensation Amount	[2],[3]	$ 26,742,452		22,312,596		13,007,261		7,890,517	4,925,333
Adjustment To PEO Compensation, Footnote	The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of her/his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards (i)		Deductions from SCT Total for Pension Benefits (ii)		Additions to SCT Total for Equity Awards (iii)	Additions to SCT Total for Pension Service Costs (iv)	CAP
2025	$14,135,280	-$	4,004,000	-$	3,851,762	$19,792,495	$670,439	$26,742,452
2024	$11,585,909	-$	3,491,250	-$	2,526,668	$16,347,723	$396,882	$22,312,596
2023	$8,562,311	-$	3,010,000	-$	864,041	$7,958,761	$360,230	$13,007,261
2022	$4,462,698	-$	2,441,259	-$	110,837	$5,568,041	$411,874	$7,890,517
2021	$4,491,811	-$	1,636,250	-$	639,485	$2,416,502	$292,755	$4,925,333
(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
(iii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
(iv)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)
2025	$9,602,554	$10,604,823	-$	414,883	$19,792,495
2024	$7,567,507	$8,570,790		$209,427	$16,347,723
2023	$4,492,413	$3,454,852		$11,496	$7,958,761
2022	$3,680,802	$1,876,150		$11,088	$5,568,041
2021	$2,283,203	$134,440	-$	1,141	$2,416,502
(i)	The amounts include both Performance Share Units and Restricted Stock Unit awards.
(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

Non-PEO NEO Average Total Compensation Amount	[2],[4],[5]	$ 3,089,717		2,926,279		2,534,244		4,654,705	2,753,543
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[6]	$ 5,563,184		5,887,828		3,872,036		6,383,850	3,265,294
Adjustment to Non-PEO NEO Compensation Footnote	The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total (i)	Deductions from SCT Total for Equity Awards (ii)		Deductions from SCT Total for Pension Benefits (iii)		Additions to SCT Total for Equity Awards (iv)	Additions to SCT Total for Pension Service Costs (v)	CAP
2025	$3,089,717	-$	678,078	-$	540,364	$3,572,027	$119,882	$5,563,184
2024	$2,926,279	-$	688,349	-$	382,521	$3,927,269	$105,150	$5,887,828
2023	$2,534,244	-$	664,125	-$	180,323	$2,083,304	$98,936	$3,872,036
2022	$4,654,705	-$	485,155	-$	131,443	$2,106,528	$239,215	$6,383,850
2021	$2,753,543	-$	1,086,255	-$	57,090	$1,381,658	$273,438	$3,265,294
(i)	The amount in 2022 is inflated due to the lump sum distribution from the Curtiss-Wright Corporation Retirement Benefits Restoration Plan for the prior PEO Mr. Adams.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
(iv)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
(v)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

Average Non-PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)
2025	$1,625,982		$2,028,376	-$	82,332	$3,572,027
2024	$1,491,890		$2,374,817		$60,562	$3,927,269
2023	$991,219		$1,084,299		$7,786	$2,083,304
2022	$731,409		$1,360,288		$14,832	$2,106,529
2021	$1,431,205	-$	47,701	-$	1,846	$1,381,658
(i)	The amounts include both Performance Share Units and Restricted Stock Unit awards.
(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
Adjusted Earnings per Share
Total Shareholder Return
Total Sales Growth
Adjusted Operating Margin

Total Shareholder Return Amount	[2],[7]	$ 483.25		310.45		194.36		145.07	119.86
Peer Group Total Shareholder Return Amount	[2],[8]	220.22		150.03		121.41		97.85	102.72
Net Income (Loss)	[2],[9]	$ 484,228,000		$ 404,978,000		$ 354,509,000		$ 294,348,000	$ 267,159,000
Company Selected Measure Amount | $ / shares	[2],[10]	13.23		10.9		9.38		8.13	7.23
PEO Name											Lynn M. Bamford
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name		Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Total Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Operating Margin
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	$ (3,851,762)		$ (2,526,668)		$ (864,041)		$ (110,837)	$ (639,485)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	670,439		396,882		360,230		411,874	292,755
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	(4,004,000)		(3,491,250)		(3,010,000)		(2,441,259)	(1,636,250)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14],[15]	19,792,495		16,347,723		7,958,761		5,568,041	2,416,502
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[16]	9,602,554		7,567,507		4,492,413		3,680,802	2,283,203
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[16]	10,604,823		8,570,790		3,454,852		1,876,150	134,440
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[16]	(414,883)		209,427		11,496		11,088	(1,141)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[17]	(540,364)		(382,521)		(180,323)		(131,443)	(57,090)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[18]	119,882		105,150		98,936		239,215	273,438
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[19]	(678,078)		(688,349)		(664,125)		(485,155)	(1,086,255)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[20]	3,572,027	[21]	3,927,269	[21]	2,083,304	[21]	2,106,528	1,381,658	[21]
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	1,625,982		1,491,890		991,219		731,409	1,431,205
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	2,028,376		2,374,817		1,084,299		1,360,288	(47,701)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	$ (82,332)		$ 60,562		$ 7,786		14,832	$ (1,846)
Non-PEO NEO | Non-PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ 2,106,529

[1]
(b)	For fiscal years 2025, 2024, 2023, 2022 and 2021, Lynn M. Bamford was the Principle Executive Officer (PEO) for the Company

[2]	The Pay Versus Performance table reflects required disclosures for fiscal years 2025, 2024, 2023, 2022, and 2021.
[3]	The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of her/his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards (i)		Deductions from SCT Total for Pension Benefits (ii)		Additions to SCT Total for Equity Awards (iii)	Additions to SCT Total for Pension Service Costs (iv)	CAP
2025	$14,135,280	-$	4,004,000	-$	3,851,762	$19,792,495	$670,439	$26,742,452
2024	$11,585,909	-$	3,491,250	-$	2,526,668	$16,347,723	$396,882	$22,312,596
2023	$8,562,311	-$	3,010,000	-$	864,041	$7,958,761	$360,230	$13,007,261
2022	$4,462,698	-$	2,441,259	-$	110,837	$5,568,041	$411,874	$7,890,517
2021	$4,491,811	-$	1,636,250	-$	639,485	$2,416,502	$292,755	$4,925,333
(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
(iii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
(iv)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)
2025	$9,602,554	$10,604,823	-$	414,883	$19,792,495
2024	$7,567,507	$8,570,790		$209,427	$16,347,723
2023	$4,492,413	$3,454,852		$11,496	$7,958,761
2022	$3,680,802	$1,876,150		$11,088	$5,568,041
2021	$2,283,203	$134,440	-$	1,141	$2,416,502
(i)	The amounts include both Performance Share Units and Restricted Stock Unit awards.
(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

[4]
(d)	Each of the five fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. For fiscal year 2025, non-PEO Named Executive Officers were: K. Christopher Farkas, Kevin M. Rayment, George McDonald, and John C. Watts. For fiscal year 2024 and 2023, non-PEO Named Executive Officers were: K. Christopher Farkas, Kevin M. Rayment, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2022, non-PEO Named Executive Officers were: David C. Adams, K. Christopher Farkas, Kevin M. Rayment, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2021, non-PEO Named Executive Officers were: David C. Adams, K. Christopher Farkas, Kevin M. Rayment, and Paul J. Ferdenzi.

[5]	The amounts include both Performance Share Units and Restricted Stock Unit awards.
[6]	The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total (i)	Deductions from SCT Total for Equity Awards (ii)		Deductions from SCT Total for Pension Benefits (iii)		Additions to SCT Total for Equity Awards (iv)	Additions to SCT Total for Pension Service Costs (v)	CAP
2025	$3,089,717	-$	678,078	-$	540,364	$3,572,027	$119,882	$5,563,184
2024	$2,926,279	-$	688,349	-$	382,521	$3,927,269	$105,150	$5,887,828
2023	$2,534,244	-$	664,125	-$	180,323	$2,083,304	$98,936	$3,872,036
2022	$4,654,705	-$	485,155	-$	131,443	$2,106,528	$239,215	$6,383,850
2021	$2,753,543	-$	1,086,255	-$	57,090	$1,381,658	$273,438	$3,265,294
(i)	The amount in 2022 is inflated due to the lump sum distribution from the Curtiss-Wright Corporation Retirement Benefits Restoration Plan for the prior PEO Mr. Adams.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
(iv)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
(v)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

Average Non-PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)
2025	$1,625,982		$2,028,376	-$	82,332	$3,572,027
2024	$1,491,890		$2,374,817		$60,562	$3,927,269
2023	$991,219		$1,084,299		$7,786	$2,083,304
2022	$731,409		$1,360,288		$14,832	$2,106,529
2021	$1,431,205	-$	47,701	-$	1,846	$1,381,658
(i)	The amounts include both Performance Share Units and Restricted Stock Unit awards.
(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

[7]	The amount represents the value of an initial fixed $100 Investment in Curtiss-Wright stock on December 31, 2020 assuming reinvestment of all dividends.
[8]	Peer group companies are the Aerospace & Defense Select Industry Index. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2020 assuming reinvestment of all dividends.
[9]	Reflects net income in the Company’s Consolidated Statement of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
[10]	Adjusted Earnings per Share, a non-GAAP measure, is calculated as net earnings from continuing operations as adjusted for the items (which is agreed by the Executive Compensation Committee) described in the Company’s fourth quarter 2025, 2024, 2023, 2022, and 2021 earning releases, respectively, furnished to the SEC on February 12, 2026, February 12, 2025, February 15, 2024, February 22, 2023, and February 24, 2022, respectively, divided by the number of weighted average diluted shares outstanding.
[11]	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
[12]	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.
[13]	Represents the grant date fair value of equity-based awards granted each year.
[14]	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
[15]	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.
[16]	The amounts include both Performance Share Units and Restricted Stock Unit awards.
[17]	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
[18]	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.
[19]	Represents the grant date fair value of equity-based awards granted each year.
[20]	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
[21]	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.